Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023		Oct. 31, 2022	Jan. 31, 2022
Cash flows provided by (used in) operating activities
Net income		$ 432		$ 1,185	$ 1,869
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		295		436	75
Amortization and impairment	[1]	277		278	253
Stock options and restricted shares expense		2		9	9
Deferred income taxes		(270)		(118)	94
Losses (gains) from debt securities measured at FVOCI and amortized cost		(10)		6	(19)
Net losses (gains) on disposal of property and equipment		0		3	1
Other non-cash items, net		60		(786)	(107)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		3,733		(12,942)	2,333
Loans, net of repayments		(2,207)		(13,188)	(21,119)
Deposits, net of withdrawals		(8,240)		20,188	27,462
Obligations related to securities sold short		2,355		(4,895)	482
Accrued interest receivable		(288)		(532)	141
Accrued interest payable		736		839	(43)
Derivative assets		12,616		(6,740)	2,854
Derivative liabilities		(12,864)		12,991	(2,801)
Securities measured at FVTPL		(2,411)		3,718	(8,388)
Other assets and liabilities measured/designated at FVTPL		3,892		2,173	1,526
Current income taxes		604		171	(855)
Cash collateral on securities lent		(757)		1,554	(177)
Obligations related to securities sold under repurchase agreements		(5,914)		13,233	(3,525)
Cash collateral on securities borrowed		2,880		(49)	(1,728)
Securities purchased under resale agreements		4,031		(9,078)	730
Other, net		1,189		409	(40)
Cash flows provided by (used in) operating activities		141		8,865	(973)
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness		1,000		0	0
Redemption/repurchase/maturity of subordinated indebtedness		0		(2)	0
Issue of limited recourse capital notes, net of issuance cost		0		597	0
Issue of common shares for cash		48		40	93
Purchase of common shares for cancellation		0		0	(134)
Dividends and distributions paid		(571)		(750)	(731)
Repayment of lease liabilities		(82)		(86)	(76)
Cash flows provided by (used in) financing activities		395		(201)	(848)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(22,089)		(16,689)	(23,727)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		4,493		6,298	7,538
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		8,687		7,555	6,825
Acquisition of Canadian Costco credit card portfolio		0		(7)	0
Net sale (purchase) of property, equipment and software		(246)		(392)	(201)
Cash flows provided by (used in) investing activities		(9,155)		(3,235)	(9,565)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		(40)		156	72
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		(8,659)		5,585	(11,314)
Cash and non-interest-bearing deposits with banks at beginning of period		31,535	[2]	25,950	34,573
Cash and non-interest-bearing deposits with banks at end of period	[2]	22,876		31,535	23,259
Cash interest paid		6,320		4,168	852
Cash interest received		9,722		7,368	3,796
Cash dividends received		251		292	286
Cash income taxes paid		$ 404		$ 231	$ 1,292

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
[2]	Includes restricted cash of $485 million (October 31, 2022: $493 million; January 31, 2022: $462 million) and interest-bearing demand deposits with Bank of Canada.